Financial Assets Held for Trading and Designated at Fair Value Through Profit or Loss - Summary of Cost and Fair Value of Financial Assets Held for Trading by Maturity (Detail) - BRL (R$)
R$ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Gross carrying amount [member]
Disclosure of maturity analysis for derivative financial assets [Line Items]
Cost and fair value of financial assets held for trading by maturity, current	R$ 152,413	R$ 82,183
Cost and fair value of financial assets held for trading by maturity, non-current	233,586	198,927
Total	385,999	281,110
Gross carrying amount [member] | Non-stated maturity [Member]
Disclosure of maturity analysis for derivative financial assets [Line Items]
Cost and fair value of financial assets held for trading by maturity, current	35,470	24,736
Gross carrying amount [member] | Up to one year [member]
Disclosure of maturity analysis for derivative financial assets [Line Items]
Cost and fair value of financial assets held for trading by maturity, current	116,943	57,447
Gross carrying amount [member] | From one to five years [member]
Disclosure of maturity analysis for derivative financial assets [Line Items]
Cost and fair value of financial assets held for trading by maturity, non-current	175,530	136,727
Gross carrying amount [member] | From five to ten years [Member]
Disclosure of maturity analysis for derivative financial assets [Line Items]
Cost and fair value of financial assets held for trading by maturity, non-current	37,783	41,744
Gross carrying amount [member] | After ten years [Member]
Disclosure of maturity analysis for derivative financial assets [Line Items]
Cost and fair value of financial assets held for trading by maturity, non-current	20,273	20,456
Fair value [Member]
Disclosure of maturity analysis for derivative financial assets [Line Items]
Cost and fair value of financial assets held for trading by maturity, current	150,298	80,372
Cost and fair value of financial assets held for trading by maturity, non-current	235,033	199,668
Total	385,331	280,040
Fair value [Member] | Non-stated maturity [Member]
Disclosure of maturity analysis for derivative financial assets [Line Items]
Cost and fair value of financial assets held for trading by maturity, current	33,251	22,904
Fair value [Member] | Up to one year [member]
Disclosure of maturity analysis for derivative financial assets [Line Items]
Cost and fair value of financial assets held for trading by maturity, current	117,047	57,468
Fair value [Member] | From one to five years [member]
Disclosure of maturity analysis for derivative financial assets [Line Items]
Cost and fair value of financial assets held for trading by maturity, non-current	176,651	137,186
Fair value [Member] | From five to ten years [Member]
Disclosure of maturity analysis for derivative financial assets [Line Items]
Cost and fair value of financial assets held for trading by maturity, non-current	37,600	41,759
Fair value [Member] | After ten years [Member]
Disclosure of maturity analysis for derivative financial assets [Line Items]
Cost and fair value of financial assets held for trading by maturity, non-current	R$ 20,782	R$ 20,723